DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DEPOSIT ON ACQUISITION OF FUTURE LAND USE RIGHT [Abstract]
Deposit on acquisition of future land use right		$ 12,710,719